UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kamunting Street Capital Management, L.P.
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Address:   140 East 45 Street, 15 Floor
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           New York, NY 10017
           --------------------------------------------------

Form 13F File Number:  028-11244
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kamunting Street Management, L.L.C.
           --------------------------------------------------
Title:     Allan C. Teh, Managing Member
           --------------------------------------------------
Phone:     212-490-4350
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Allan C. Teh                New York, NY            2/17/09
       ------------------------   ------------------------------  ----------
             [Signature]                    [City, State]          [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        19
                                               -------------

Form 13F Information Table Value Total:        $48,620
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No. Form 13F File Number                  Name

NONE




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                                                     FORM 13F INFORMATION TABLE


           COLUMN 1               COLUMN 2       COLUMN3      COLUMN 4           COLUMN 5        COLUMN 6    COLUMN 7    COLUMN 8
                                                                          SHRS OR   SH/  PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS      CUSIP    VALUE(x$1000)  PRN AMT    PRN  ALL  DISCRETION MANAGERS  SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES INC    NOTE 5.750% 8/1   007903AN7        4,011  11,500,000  PRN        SOLE            11,500,000  0      0
APEX SILVER MINES LTD         NOTE 4.000% 9/1   03760XAD3          308   7,950,000  PRN        SOLE             7,950,000  0      0
CELL THERAPEUTICS INC         NOTE 7.500% 4/3   150934AK3          288   3,600,000  PRN        SOLE             3,600,000  0      0
CHENIERE ENERGY INC           NOTE 2.250% 8/0   16411RAE9        1,820  13,000,000  PRN        SOLE            13,000,000  0      0
COMPUCREDIT CORP              NOTE 5.875%11/3   20478NAD2        1,128   5,750,000  PRN        SOLE             5,750,000  0      0
CYPRESS BIOSCIENCES INC       COM PAR $.02      232674507        2,951     431,480  SH         SOLE               431,480  0      0
DECODE GENETICS INC           NOTE 3.500% 4/1   243586AB0           40   1,000,000  PRN        SOLE             1,000,000  0      0
FIFTH THIRD BANCORP           CNV PFD DEP1/250  316773209        5,484      65,000  SH         SOLE                65,000  0      0
FORD MTR CO DEL               NOTE 4.250%12/1   345370CF5       12,528  47,500,000  PRN        SOLE            47,500,000  0      0
FORD MTR CO CAP TR II         PFD TR CV6.5%     345395206          184      20,455  SH         SOLE                20,455  0      0
GENERAL MTRS CORP             DEB SR CONV B     370442733        3,128     893,600  SH         SOLE               893,600  0      0
GENERAL MTRS CORP             DEB SR CV C 33    370442717        2,550     850,000  SH         SOLE               850,000  0      0
HUNTINGTON BANCSHARES INC     PFD CONV SER A    446150401        1,124       1,500  SH         SOLE                 1,500  0      0
INTERPUBLIC GROUP COS INC     COM               460690100          194      48,900  SH         SOLE                48,900  0      0
LORAL SPACE & COMMUNICATNS I  COM               543881106          976      67,172  SH         SOLE                67,172  0      0
LUCENT TECHNOLOGIES INC       DBCV 2.750% 6/1   549463AG2        5,793   7,000,000  PRN        SOLE             7,000,000  0      0
LUCENT TECHNOLOGIES INC       DBCV 2.875% 6/1   549463AH0          470   1,000,000  PRN        SOLE             1,000,000  0      0
UAL CORP                      NOTE 4.500% 6/3   902549AH7        1,955   4,000,000  PRN        SOLE             4,000,000  0      0
WACHOVIA CORP NEW             CONV7.5%PFD CL A  929903219        3,688       5,000  SH         SOLE                 5,000  0      0
